Income tax	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income tax

16	Income tax

The Company’s loss before income tax consists of:

	Years ended December 31,
	2025	2024
	US$	US$

Malaysia	1,427,275	1,126,832
Indonesia	(445,886)	(723,350)
Hong Kong	(19,336,015)	(38,651,082)
Others	-	(859)
	(18,354,626)	(38,248,459)

The Company is incorporated in Cayman Islands and is not subject to corporate income tax under its relevant regulations.

For the Company’s subsidiaries incorporated in Hong Kong, they are subject to a corporate tax rate of 16.5% on the assessable profits arising from Hong Kong.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the Company’s subsidiaries incorporated in United States, they are subject to a corporate tax rate of 21% on the assessable profits arising from United States.

For the Company’s subsidiaries incorporated in Malaysia, they are subject to corporate tax rate on 24% on the assessable profits arising from Malaysia.

For the Company’s subsidiaries incorporated in Indonesia, they are subject to a corporate tax rate of 22% on the assessable profits arising from Indonesia.

For the Company’s subsidiary incorporated in Singapore, it is subject to a corporate tax rate of 17% on the assessable profits arising from Singapore. No provision for Singapore profits tax has been made in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2025 and 2024.

For the Company’s subsidiary incorporated in United Kingdom, it is subject to a corporate tax rate of 19% on the assessable profits arising from United Kingdom. No provision for United Kingdom profits tax has been made in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2025 and 2024.

Income tax expense consists of:

	Years ended December 31,
	2025	2024
	US$	US$

Income tax expense	518,668	534,661
Deferred income tax benefit	(369,734)	43,642
	148,934	578,303

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the income before income tax in the consolidated statements of operations and comprehensive loss is as follows:

	Years ended December 31,
	2025	2024
	US$	US$

Income before income tax	(18,354,626)	(38,248,459)
Tax calculated at Hong Kong profits tax rate	(3,028,513)	(6,310,993)
Effect of different tax rates applicable to different jurisdictions	945,404	6,683,940
Income not subject to tax	(350,747)	(8,328,873)
Non-deductible expenses	2,177,744	7,273,262
Change in valuation allowance	399,308	1,041,756
Underprovision of current tax in the previous financial year	-	31,902
Tax effect on deductible temporary differences	-	7,946
Others	5,738	179,363
Income tax	148,934	578,303

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Company’s deferred tax assets and liabilities as of December 31, 2025 and 2024 are attributable to the following:

	December 31,
	2025	2024
	US$	US$
Deferred tax assets
Tax losses carried forward	335,013	8,193,135
Equipment	(95,456)	(82,885)
Accrued expenses	330,116	419,001
Others	7,719	82,657
	577,392	8,611,908
Valuation allowance	(345,310)	(8,269,086)
Total deferred tax assets	232,082	342,822

Deferred tax liabilities
Fixed assets
Intangible assets	(507,141)	(876,875)
Others	(1,425)	(37)
Total deferred tax liabilities	(508,566)	(876,912)

Net deferred tax liabilities	(276,484)	(534,090)

As of December 31, 2025 and 2024, management has recorded a valuation allowance on certain deferred tax assets where management believes that after considering all of the available evidence, it is more likely than not that some portion or all will not be realized in the foreseeable future. The ultimate realization of deferred tax assets depends on the generation of future taxable income in which those temporary differences and carry forwards become deductible.

As of December 31, 2025 and 2024, the accumulated tax losses of subsidiaries can be carried forward to offset against future taxable profits. The tax loss for the subsidiary incorporated in Hong Kong is US$1,101,536 and US$66,424 as of December 31, 2025 and 2024, respectively, which can be carried forward indefinitely.

As of December 31, 2025, the accumulated tax losses of subsidiaries can be carried forward to offset against future taxable profits. The tax loss for the subsidiary incorporated in The United States is US$223,357 as of December 31, 2025, respectively, which can be carried forward indefinitely.

As of December 31, 2024 and 2023, the accumulated tax losses of subsidiaries can be carried forward to offset against future taxable profits. The tax loss for the subsidiary incorporated in Singapore is US$89,125 and US$73,524 as of December 31, 2025 and 2024, respectively, which can be carried forward indefinitely.

The tax loss in the subsidiary incorporated in United Kingdom is US$494,810 and US$523,676 as of December 31, 2025 and 2024, respectively, which can be carried forward indefinitely.

The tax loss in the subsidiaries incorporated in Indonesia is US$1,776,582 and US$2,099,326 as of December 31, 2025 and 2024, respectively, which will expire, if unused, in five years.

The tax loss in the subsidiaries incorporated in Malaysia is US$Nil and US$Nil as of December 31, 2025 and 2024, respectively.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS